Income taxes (Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Reserves and accruals	$ 7,149	$ 12,701
Inventory	12,538	13,940
Stock awards	6,284	4,609
Other	146	255
Net operating loss and other tax credit carryforwards	1,858	1,213
Total deferred tax assets	27,975	32,718
Deferred tax liabilities
Property equipment	(16,387)	(12,226)
Goodwill and intangible assets	(71,406)	(45,998)
Investment in unconsolidated subsidiary	(10,993)	0
Unremitted non-U.S. earnings	(740)	(740)
Prepaid expenses and other	(1,377)	(868)
Total deferred tax liabilities	(100,903)	(59,832)
Net deferred tax liabilities	$ (72,928)	$ (27,114)